Stock and Stock Option Plans	12 Months Ended
Jan. 31, 2013
Stock and Stock Option Plans

(12) Stock and Stock Option Plans

The Company had previously adopted a Rights Agreement whereby the Company authorized and declared a dividend of one preferred share purchase right (“Right”) for each outstanding common share of the Company. The Rights Agreement expired in October 2011 and was not renewed.

The Company has stock option and employee incentive plans that provide for the granting of options to purchase or the issuance of shares of common stock at a price fixed by the Board of Directors or a committee. As of January 31, 2013, there were 558,714 shares which remain available to be granted under the plan as stock options. The Company has the ability to issue shares under the plans either from new issuances or from treasury, although it has previously always issued new shares and expects to continue to issue new shares in the future. In fiscal years 2012 and 2011, the Company purchased and subsequently cancelled 5,382 and 5,441, respectively, shares of stock related to settlement of withholding obligations. There were no such treasury stock transactions in fiscal year 2013.

The Company recognized $2.9 million, $3.8 million and $3.5 million of compensation cost for share-based plans for fiscal years 2013, 2012 and 2011, respectively. Of these amounts, $0.9 million, $1.7 million and $1.1 million, respectively, related to non-vested stock. The total income tax benefit recognized for share-based compensation arrangements was $1.1 million, $1.5 million and $1.4 million for fiscal years 2013, 2012 and 2011, respectively.

Options outstanding as of January 31, 2013, as well as the related exercise price and remaining contractual term were as follows:

Grant Date	Options Outstanding	Options Exercisable	Exercise Price	Remaining Contractual Term (Months)
6/04	20,000	20,000	$16.60	17
6/04	53,076	53,076	16.65	17
6/05	10,000	10,000	17.54	29
9/05	94,707	94,707	23.05	32
1/06	173,981	173,981	27.87	36
6/06	80,000	80,000	29.29	41
6/07	65,625	65,625	42.26	53
7/07	25,500	25,500	42.76	54
2/08	72,439	72,439	35.71	60
1/09	6,000	6,000	24.01	71
2/09	162,752	162,749	15.78	72
2/09	4,580	4,580	15.78	72
6/09	92,551	92,551	21.99	76
6/09	2,472	2,472	21.99	76
2/10	76,590	51,057	27.79	84
2/10	2,721	2,721	25.44	84
2/11	93,193	31,054	33.10	96
3/11	1,312	437	34.50	98
6/11	2,096	698	28.71	100
7/11	17,893	5,963	29.31	102
2/12	174,649	10,140	24.32	108
4/12	27,135	—	21.77	110
7/12	16,477	—	20.89	113
8/12	9,554	—	20.56	114

	1,285,303	965,750

All options were granted at an exercise price equal to the fair market value of the Company’s common stock at the date of grant. The options have contractual terms of 10 years from the date of grant and generally vest ratably over periods of one month to five years. All options outstanding are expected to vest. Certain option awards provide for accelerated vesting if there is a change of control (as defined in the plans) and for equitable adjustments in the event of changes in the Company’s equity structure.

The Company determines the fair value of share-based compensation granted in the form of stock options using the lattice valuation model or the Black-Scholes valuation model. The valuations in each respective year were made using the assumptions noted in the following table. Expected volatilities are based on historical volatility of the Company’s stock price. The Company uses historical data to estimate expected term and employee termination within the valuation model. The risk-free interest rate for the periods within the expected term of the option is based on the U.S. Treasury yield curve in effect at the time of grant. The weighted-average fair value at the date of grant for options granted during the fiscal years 2013, 2012 and 2011 was $10.93, $18.70 and $16.08, respectively.

	Years Ended January 31,
Assumptions:	2013	2012	2011
Weighted-average expected volatility	55.1%	65.0%	65.0%
Expected dividend yield	0%	0%	0%
Risk-free interest rate	1.32%	1.94%	2.43%
Expected term (in years)	6.0	5.4	5.4

Stock option transactions for the fiscal years 2013, 2012 and 2011 were as follows:

	Number of Shares	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic Value (in thousands)
Outstanding at February 1, 2010	1,026,227	$24.86
Granted	88,011	27.72
Exercised	(53,380)	16.78		$757
Forfeited	(29,384)	31.01

Outstanding at January 31, 2011	1,031,474	25.34
Granted	123,144	32.49
Exercised	(10,611)	20.77		122
Forfeited	(10,796)	29.57

Outstanding at January 31, 2012	1,133,211	26.12
Granted	280,547	23.32
Exercised	(54,637)	17.44		13
Forfeited	(73,818)	24.50

Outstanding at January 31, 2013	1,285,303	25.97	5.5	1,784

Exercisable at January 31, 2011	693,587	26.23
Exercisable at January 31, 2012	860,756	26.11
Exercisable at January 31, 2013	965,750	25.95	4.5	1,710

Non-vested share transactions for the fiscal years 2013, 2012 and 2011 were as follows:

	Number of Shares	Average Grant Date Fair Value	Intrinsic Value (in thousands)
Nonvested stock at February 1, 2010	79,336	$36.23
Granted	58,709	27.42
Vested	(28,436)	32.91
Forfeited	(1,824)	40.54

Nonvested stock at January 31, 2011	107,785	32.24
Granted	193,188	30.67
Vested	(34,876)	35.48
Canceled	(33,251)	35.71
Forfeited	(5,927)	30.43

Nonvested stock at January 31, 2012	226,919	29.94
Granted	110,958	22.29
Vested	(15,720)	26.70
Canceled	(46,491)	27.79

Nonvested stock at January 31, 2013	275,666	27.41	$5,905

All nonvested stock awards are valued as of the grant date closing stock price and generally vest ratably over service periods of one to five years. Certain nonvested stock awards vest based upon the Company meeting various performance goals. Certain nonvested stock awards provide for accelerated vesting if there is a change of control (as defined in the plans) and for equitable adjustment in the event of changes in the Company’s equity structure.